Share-Based Payments - Summary of Share Rights (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number	16,287,972		4,631,721
Share Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number	632,890		65,405
Share Rights | Non-Executive Directors
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expense recognized | $	$ 402,966		$ 31,943
Share Rights | Anthony Bellas | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Jan. 01, 2024
Number	109,749
Vesting date	Dec. 31, 2025
Fair value | $ / shares		$ 0.97
Expiry	Dec. 31, 2024
Expense recognized | $	$ 69,878
Share Rights | Sharan Burrow | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Jan. 01, 2024
Number	84,145
Vesting date	Dec. 31, 2025
Fair value | $ / shares		0.97
Expiry	Dec. 31, 2024
Expense recognized | $	$ 53,576
Share Rights | Ron Edmonds | Grant Date, Three
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Jan. 01, 2024
Number	109,749
Vesting date	Dec. 31, 2025
Fair value | $ / shares		0.97
Expiry	Dec. 31, 2024
Expense recognized | $	$ 69,878
Share Rights | Robert Natter | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Jan. 01, 2024
Number	109,749
Vesting date	Dec. 31, 2025
Fair value | $ / shares		0.97
Expiry	Dec. 31, 2024
Expense recognized | $	$ 69,878
Share Rights | Jean Oelwang | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Jan. 01, 2024
Number	109,749
Vesting date	Dec. 31, 2025
Fair value | $ / shares		0.97
Expiry	Dec. 31, 2024
Expense recognized | $	$ 69,878
Share Rights | Phillips 66 | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date	Jan. 01, 2024
Number	109,749
Vesting date	Dec. 31, 2025
Fair value | $ / shares		$ 0.97
Expiry	Dec. 31, 2024
Expense recognized | $	$ 69,878